Notes to the cash flow statements	6 Months Ended
Mar. 31, 2020
Notes to the cash flow statements
Notes to the cash flow statements

Note 16. Notes to the consolidated cash flow statement

				% Mov't
	Half Year	Half Year	Half Year	Mar 20 -	Mar 20 -
$m	March 2020	Sept 2019	March 2019	Sept 19	Mar 19
Reconciliation of net cash provided by/(used in)
operating activities to net profit for the period
Net profit for the period	1,191	3,614	3,176	(67)	(63)
Adjustments:
Depreciation, amortisation and impairment	984	563	516	75	91
Impairment charges	2,338	562	404	large	large
Net decrease/(increase) in current and deferred tax	(769)	7	(548)	large	40
(Increase)/decrease in accrued interest receivable	82	303	(171)	(73)	large
(Decrease)/increase in accrued interest payable	(663)	(185)	(156)	large	large
(Decrease)/increase in provisions	1,307	405	738	large	77
Other non-cash items	56	(468)	(364)	large	large
Cash flows from operating activities before changes
in operating assets and liabilities	4,526	4,801	3,595	(6)	26
Net (increase)/decrease in derivative financial instruments	4,966	4,937	2,668	1	86
Net (increase)/decrease in life insurance assets and liabilities	(143)	(130)	(4)	10	large
(Increase)/decrease in other operating assets:
Collateral paid	877	371	(1,218)	136	large
Trading securities and financial assets measured at FVIS	8,114	(2,203)	(5,426)	large	large
Loans	(694)	(2,399)	(1,789)	(71)	(61)
Other financial assets	1	570	(234)	(100)	large
Other assets	69	(15)	2	large	large
(Decrease)/increase in other operating liabilities:
Collateral received	8,900	1,324	(317)	large	large
Deposits and other borrowings	12,908	8,685	(7,572)	49	large
Other financial liabilities	2,627	454	1,009	large	160
Other liabilities	8	3	(8)	167	large
Net cash provided by/(used in) operating activities	42,159	16,398	(9,294)	157	large

Non-cash financing activities

	Half Year	Half Year	Half Year	% Mov't
	March	Sept	March	Mar 20 -	Mar 20 -
$m	2020	2019	2019	Sept 19	Mar 19
Shares issued under the dividend reinvestment plan	273	1,159	330	(76)	(17)
Increase in lease liabilities	88	-	-	-	-

Businesses disposed in Half Year March 2020

There were no businesses disposed of during the half year March 2020.

Businesses disposed in Half Year March 2019

Westpac sold its interest in Ascalon Capital Managers (Asia) Limited and Ascalon Capital Managers Limited on 8 February 2019, for a combined profit of $3 million recognised in non-interest income. The total cash consideration paid, net of transaction costs and cash held, was $1 million.

Restricted cash

Certain of our foreign operations are required to maintain reserves or minimum balances with central banks in their respective countries of operation, totalling $307 million (30 September 2019: $330 million; 31 March 2019: $330 million) which are included in cash and balances with central banks.